Unaudited Interim Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (Loss)/Profit for the year	RM 7,850,869	$ 1,863,620	RM 1,922,099
Depreciation	1,416,747	336,304	780,563
Amortization	26,149	6,207	27,628
Provisions	(25,897)	(6,147)	(15,140)
Imputed interest of lease liability	3,926	932	5,360
Finance costs	126,887	30,120	121,340
Overdraft charges	54,231	12,873	45,646
Income tax expenses	993,493	235,833	558,520
Gain on disposal of plant & equipment	(460)	(109)
Operating cash flows before movements in working capital	10,445,945	2,479,633	3,446,016
Trade receivables	(4,180,063)	(992,253)	(2,970,374)
Other receivables and prepayment	(19,118,542)	(4,538,312)	4,897,335
Other payables and accrued liabilities	(725,717)	(172,269)	(184,682)
Trade payables	816,367	193,787	(423,786)
Deferred revenue			(1,926,663)
Cash generated from operations	(12,762,010)	(3,029,414)	2,837,846
Income tax paid	(1,013,295)	(240,533)
Net cash provided by operating activities	(13,775,305)	(3,269,947)	2,837,846
Investing activities
Purchase of plant and equipment	(15,831,390)	(3,758,015)	(2,634,523)
Proceeds from disposal of plant and equipment	833,172	197,776
Net cash used in investing activities	(14,998,218)	(3,560,239)	(2,634,523)
Financing activities
Proceeds from issuance of Class A ordinary shares upon the completion of IPO	30,898,700	7,334,655
Termination of right-of-use asset	32,550	7,727
Termination of lease	(37,340)	(8,864)
Repayment of lease liabilities	(27,142)	(6,443)	(28,542)
Increase in fixed deposits	(10,215)	(2,425)	(27,580)
Overdraft charges paid	(54,231)	(12,873)	(45,646)
Loan interest paid	(126,887)	(30,120)	(121,340)
Proceeds from bank loans			1,000,000
Repayment of bank loans	(361,300)	(85,765)	(299,404)
Proceeds from amount due to shareholders			(816)
Proceeds from amount due (from)/to directors	3,467	823	(137,181)
Net cash provided by financing activities	30,317,602	7,196,715	339,491
Net increase in cash and cash equivalents	1,544,079	366,529	542,814
Cash and cash equivalents at beginning of period	370,129	87,861	(241,006)
Cash and cash equivalents at end of period	RM 1,914,208	$ 454,390	RM 301,808